CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenue, net			$ 31,535	$ 82,840
Cost of revenues			31,193	82,194
Gross Profit			342	646
Selling and marketing expenses		$ 963	3,313	2,097
General and administrative expenses		18,178	18,013	46,488
Total Operating Expenses		19,141	21,326	48,585
Loss from Operations		(19,141)	(20,984)	(47,939)
Other income (expenses), net		392	(9)	728
Foreign currency exchange gain (loss)		7	(10)	(139)
Interest expense, net		(342)	(525)	(1,034)
(Loss) gain on disposal of subsidiaries		(23,037)	64	1,578
Change in fair value of warrants		210	(208)	316
Impairment of other receivables			(8,848)
Impairment of prepaid expenses and other current assets			(23,262)	(22,921)
Provision for dealership settlement				(15,134)
Other expenses, net		(22,770)	(32,798)	(36,606)
Loss Before Income Tax		(41,911)	(53,782)	(84,545)
Income tax benefit (expenses)		931	228	(74)
Net Loss		(40,980)	(53,554)	(84,619)
Less: net (loss) income attributable to non-controlling interests		(8)	9	87
Net Loss Attributable to Kaixin's Shareholders		(40,972)	(53,563)	(84,706)
Other Comprehensive (Loss) Income
Foreign currency translation adjustment		972	(1,343)	1,866
Comprehensive Loss		(40,008)	(54,897)	(82,753)
Less: comprehensive loss attributable to non-controlling interest		109	754	940
Comprehensive Loss Attributable to Kaixin's Shareholders		$ (39,899)	$ (54,143)	$ (81,813)
Loss Per Share
Loss Per Share - basic	[1]	$ (26.05)	$ (140.44)	$ (380.86)
Loss Per Share - diluted		$ (26.05)	$ (140.44)	$ (380.86)
Weighted Average Shares Used in Calculating Net Loss Per Share
Weighted Average Shares Used in Calculating Net Loss Per Share - Basic	[1]	1,572,546	381,393	222,408
Weighted Average Shares Used in Calculating Net Loss Per Share - diluted		1,572,546	381,393	222,408

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one-for-fifteenth ordinary shares effective on September 14, 2023 and a share consolidation at a ratio for one - for - sixty ordinary shares and an authorized share capital increase from $500,000 to $36,500,000 effective on October 25, 2024. (Note 1)